EARNINGS PER SHARE	6 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

NOTE 4 - EARNINGS PER SHARE:

Basic and diluted net loss per share is computed by dividing the net loss for the period by the weighted average number of shares of common stock outstanding during the period. The calculation of diluted net loss per share excludes potential shares of common stock, as the effect is anti-dilutive. Potential shares of common stock are comprised of incremental shares of common stock issuable upon the exercise of stock options, warrants and convertible loans.

For the six month periods ended December 31, 2012 and 2011, all shares of common stock underlying outstanding options, warrants and convertible loans have been excluded from the calculation of the diluted loss per share since their effect was anti-dilutive. The total number of shares of common stcok related to outstanding options, warrants and convertible loans that were excluded from the calculations of diluted loss per share were 7,362,598 and 5,406,613 for the six month periods ended December 31, 2012 and 2011, respectively.